TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE RECEIVABLES
Schedule of trade receivables

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Receivables from sale of finished goods and merchandises (i)	538,697	329,952	13,825,191
Receivables from disposal of assets and raw materials	76,341	61,333	2,569,890
Others	37,884	73,241	3,068,843
TOTAL	652,922	464,526	19,463,924
(i)	This represents trade receivables from sale of automobiles, e-scooters, and spare-parts, which are unconditional (i.e., only the passage of time is required before payment of the consideration is due).